Other Financial Statement Disclosures (Tables)	3 Months Ended
Mar. 31, 2019
Other Financial Statement Disclosures [Abstract]
Components of Receivables - Trade and Other
The following table sets forth the components of Receivables - trade and other (in millions):

	March 31, 2019	December 31, 2018
Trade	$184.3	$231.7
Income tax	15.8	12.0
Other	7.3	7.5
Total Receivables - trade and other	$207.4	$251.2

Schedule of Accrued Liabilities
The following table sets forth the components of Accrued liabilities (in millions):

	March 31, 2019	December 31, 2018
Pension and other postretirement benefits	$15.8	$16.8
Compensation and related employee costs	37.3	45.0
Interest	39.6	34.0
Income taxes	6.2	7.1
Current lease liability	3.5	—
Other	13.3	10.5
Total Accrued liabilities	$115.7	$113.4

Schedule of Long-term Debt
Long-term debt consisted of the following (in millions):

	March 31, 2019	December 31, 2018
7.875% Senior Notes, due August 2019 ($201.4 million principal amount; 8.0% effective rate)	$201.3	$201.2
4.875% Senior Notes, due June 2022 ($620.8 million principal amount; 4.7% effective rate)	623.5	623.8
4.75% Senior Notes, due January 2024 ($398.1 million principal amount; 4.8% effective rate)	396.4	396.3
7.375% Senior Notes, due June 2025 ($500 million principal amount; 7.4% effective rate)	497.9	497.8
5.4% Senior Notes, due December 2042 ($400 million principal amount; 5.4% effective rate)	395.4	395.3
5.85% Senior Notes, due January 2044 ($400 million principal amount; 5.9% effective rate)	396.5	396.5
Total carrying value	$2,511.0	$2,510.9
Current portion (1)	201.3	201.2
Carrying value, less current portion	$2,309.7	$2,309.7
(1) Current portion of long-term debt at March 31, 2019 and December 31, 2018 included the 7.875% Senior Notes due in August 2019.